Supplemental Disclosure With Respect To Cash Flows (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental Disclosure With Respect To Cash Flows [Abstract]
Schedule of Significant Non-cash Transactions

Significant non-cash transactions were as follows:

	Years ended December 31,
	Note	2019	2018	2017
Shares issued on finalization of loan facility agreement	16	$675	$-	$-
Shares issued to settle other financial liability	19	-	676	-
Fair value of Coeur shares received in disposal of property	7	-	18,782	-
		$675	$19,458	$-